Membership Interests (Schedule Of Distributions Paid) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends Payable [Line Items]
Amount	$ 318	$ 739	$ 839	$ 356	$ 319
Payment One FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 18, 2022		Feb. 17, 2021
Payment Date	Feb. 18, 2022		Feb. 18, 2021
Amount	$ 106		$ 96
Payment Two FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Apr. 27, 2022		Apr. 28, 2021
Payment Date	Apr. 28, 2022		Apr. 29, 2021
Amount	$ 106		$ 96
Payment Three FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Jul. 27, 2022		Jul. 28, 2021
Payment Date	Jul. 28, 2022		Jul. 29, 2021
Amount	$ 106		$ 546
Payment Four FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date			Oct. 27, 2021
Payment Date			Oct. 28, 2021
Amount			$ 101